UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Income Opportunities Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for Wells Fargo Income Opportunities Fund.

Date of reporting period: July 31, 2017

ITEM 1. INVESTMENTS

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name			Shares	Value

Common Stocks : 0.47%

Energy : 0.06%

Oil, Gas & Consumable Fuels : 0.06%
SilverBow Resources Incorporated †(i)			16,268	$407,188

Materials : 0.00%

Chemicals : 0.00%
LyondellBasell Industries NV Class A			7	631

Utilities : 0.41%

Independent Power & Renewable Electricity Producers : 0.41%
Vistra Energy Corporation			164,991	2,710,802

Total Common Stocks (Cost $13,311,556)				3,118,621

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes : 112.39%

Consumer Discretionary : 21.12%

Auto Components : 2.10%
Allison Transmission Incorporated 144A	5.00%	10-1-2024	$7,375,000	7,633,125
Cooper Tire & Rubber Company (i)	7.63	3-15-2027	5,190,000	5,812,800
Cooper Tire & Rubber Company	8.00	12-15-2019	400,000	446,000

				13,891,925

Distributors : 0.34%
LKQ Corporation	4.75	5-15-2023	2,200,000	2,227,500

Diversified Consumer Services : 1.93%
Service Corporation International	7.50	4-1-2027	8,109,000	9,649,710
Service Corporation International	7.63	10-1-2018	1,100,000	1,168,750
Service Corporation International	8.00	11-15-2021	1,635,000	1,937,475

				12,755,935

Hotels, Restaurants & Leisure : 1.05%
Brinker International Incorporated 144A	5.00	10-1-2024	850,000	850,000
CCM Merger Incorporated 144A	6.00	3-15-2022	5,025,000	5,265,446
Speedway Motorsports Incorporated	5.13	2-1-2023	825,000	845,625

				6,961,071

Leisure Products : 0.13%
Vista Outdoor Incorporated	5.88	10-1-2023	850,000	871,250

Media : 11.79%
Altice US Finance I Corporation 144A	5.38	7-15-2023	2,270,000	2,383,500
Altice US Finance I Corporation 144A	5.50	5-15-2026	2,200,000	2,332,000
AMC Entertainment Holdings Incorporated	5.75	6-15-2025	150,000	153,609
AMC Entertainment Holdings Incorporated	5.88	11-15-2026	1,525,000	1,555,500
Cablevision Systems Corporation	8.63	9-15-2017	1,322,000	1,330,263
CBS Radio Incorporated 144A	7.25	11-1-2024	80,000	84,300
CCO Holdings LLC	5.13	2-15-2023	2,266,000	2,345,310
CCO Holdings LLC 144A	5.13	5-1-2023	2,965,000	3,113,250
CCO Holdings LLC 144A	5.13	5-1-2027	750,000	775,313
CCO Holdings LLC	5.25	9-30-2022	2,048,000	2,112,000
CCO Holdings LLC 144A	5.38	5-1-2025	7,195,000	7,653,681
CCO Holdings LLC 144A	5.50	5-1-2026	325,000	345,416
CCO Holdings LLC 144A	5.75	2-15-2026	5,675,000	6,100,625
CCO Holdings LLC 144A	5.88	4-1-2024	2,350,000	2,524,060
Cequel Communications Holdings I LLC 144A	7.75	7-15-2025	3,625,000	4,046,406

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Cinemark USA Incorporated	4.88%	6-1-2023	$600,000	$609,750
CSC Holdings LLC	7.88	2-15-2018	1,525,000	1,568,844
CSC Holdings LLC	8.63	2-15-2019	635,000	695,325
EMI Music Publishing 144A	7.63	6-15-2024	950,000	1,054,500
Gray Television Incorporated 144A	5.13	10-15-2024	2,400,000	2,457,000
Gray Television Incorporated 144A	5.88	7-15-2026	6,650,000	6,882,750
Lamar Media Corporation	5.88	2-1-2022	1,785,000	1,843,013
Lin Television Corporation	5.88	11-15-2022	425,000	445,719
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	2,300,000	2,357,500
National CineMedia LLC	5.75	8-15-2026	1,600,000	1,536,000
National CineMedia LLC	6.00	4-15-2022	7,000,000	7,192,500
Nexstar Broadcasting Group Incorporated 144A	5.63	8-1-2024	1,375,000	1,421,406
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	2,815,000	2,941,675
Nielsen Finance LLC 144A	5.00	4-15-2022	1,595,000	1,644,844
Outfront Media Capital Corporation	5.25	2-15-2022	320,000	331,200
Outfront Media Capital Corporation	5.63	2-15-2024	735,000	767,156
Outfront Media Capital Corporation	5.88	3-15-2025	1,275,000	1,337,156
Salem Media Group Incorporated 144A	6.75	6-1-2024	3,825,000	3,968,438
The E.W. Scripps Company 144A	5.13	5-15-2025	1,900,000	1,966,500

				77,876,509

Specialty Retail : 3.57%
Asbury Automotive Group Incorporated	6.00	12-15-2024	6,300,000	6,441,750
Group 1 Automotive Incorporated	5.00	6-1-2022	1,972,000	2,021,300
Group 1 Automotive Incorporated 144A	5.25	12-15-2023	2,000,000	2,005,000
Lithia Motors Incorporated 144A	5.25	8-1-2025	700,000	721,000
Penske Auto Group Incorporated	5.38	12-1-2024	5,273,000	5,292,774
Penske Auto Group Incorporated	5.75	10-1-2022	2,100,000	2,173,500
Sonic Automotive Incorporated	5.00	5-15-2023	3,200,000	3,104,000
Sonic Automotive Incorporated	6.13	3-15-2027	1,799,000	1,807,995

				23,567,319

Textiles, Apparel & Luxury Goods : 0.21%
Wolverine World Wide Company 144A	5.00	9-1-2026	1,400,000	1,390,200

Consumer Staples : 2.00%

Beverages : 0.31%
Cott Beverages Incorporated	5.38	7-1-2022	850,000	881,875
Cott Beverages Incorporated 144A	5.50	4-1-2025	1,125,000	1,182,656

				2,064,531

Food Products : 1.50%
B&G Foods Incorporated	4.63	6-1-2021	670,000	685,913
B&G Foods Incorporated	5.25	4-1-2025	1,750,000	1,824,375
Darling Ingredients Incorporated	5.38	1-15-2022	295,000	306,800
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	75,000	78,281
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	75,000	78,406
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	1,860,000	1,906,500
Pinnacle Foods Incorporated 144A	5.63	5-1-2024	700,000	726,250
Pinnacle Foods Incorporated	5.88	1-15-2024	100,000	107,250
Post Holdings Incorporated 144A	5.00	8-15-2026	1,350,000	1,385,438
Post Holdings Incorporated 144A	5.50	3-1-2025	875,000	923,125
Post Holdings Incorporated 144A	5.75	3-1-2027	875,000	927,500
Prestige Brands Incorporated 144A	6.38	3-1-2024	210,000	225,488
US Foods Incorporated 144A	5.88	6-15-2024	670,000	699,313

				9,874,639

Household Products : 0.19%
Central Garden & Pet Company	6.13	11-15-2023	405,000	433,350
Spectrum Brands Incorporated	5.75	7-15-2025	775,000	826,344

				1,259,694

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Energy : 28.49%

Energy Equipment & Services : 8.79%
Bristow Group Incorporated	6.25%	10-15-2022	$6,725,000	$4,354,438
Era Group Incorporated	7.75	12-15-2022	3,895,000	3,544,450
Hilcorp Energy Company 144A	5.00	12-1-2024	3,100,000	2,943,450
Hilcorp Energy Company 144A	5.75	10-1-2025	4,195,000	4,090,125
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	7,847,000	6,238,365
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	2,925,000	1,608,750
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	4,562,000	2,748,605
NGPL PipeCo LLC 144A(z)%%	4.38	8-15-2022	675,000	694,406
NGPL PipeCo LLC 144A(z)%%	4.88	8-15-2027	1,050,000	1,081,500
NGPL PipeCo LLC 144A	7.12	12-15-2017	3,990,000	4,059,825
NGPL PipeCo LLC 144A	7.77	12-15-2037	14,900,000	18,476,000
PHI Incorporated	5.25	3-15-2019	8,550,000	8,250,750

				58,090,664

Oil, Gas & Consumable Fuels : 19.70%
Archrock Partners LP	6.00	10-1-2022	1,650,000	1,608,750
Carrizo Oil & Gas Incorporated	8.25	7-15-2025	1,550,000	1,633,313
Continental Resources Incorporated	3.80	6-1-2024	2,000,000	1,850,000
Continental Resources Incorporated	5.00	9-15-2022	1,325,000	1,313,406
DCP Midstream Operating Company	2.70	4-1-2019	1,425,000	1,416,094
Denbury Resources Incorporated	4.63	7-15-2023	3,200,000	1,632,000
Denbury Resources Incorporated	6.38	8-15-2021	6,205,000	3,614,413
Enable Midstream Partner LP	2.40	5-15-2019	5,475,000	5,461,323
Enable Midstream Partner LP	3.90	5-15-2024	3,150,000	3,143,574
Enable Midstream Partner LP	4.40	3-15-2027	1,300,000	1,318,044
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	1,100,000	1,183,621
EnLink Midstream LLC	4.15	6-1-2025	5,000,000	5,013,095
EnLink Midstream LLC	4.40	4-1-2024	5,400,000	5,545,876
Exterran Partners LP	6.00	4-1-2021	7,750,000	7,672,500
Gulfport Energy Corporation 144A	6.00	10-15-2024	1,625,000	1,607,775
Gulfport Energy Corporation 144A	6.38	5-15-2025	1,325,000	1,323,344
Gulfport Energy Corporation	6.63	5-1-2023	2,900,000	2,929,000
Kinder Morgan Incorporated	6.50	9-15-2020	1,155,000	1,286,081
Kinder Morgan Incorporated (i)	7.42	2-15-2037	1,820,000	2,094,640
Matador Resources Company	6.88	4-15-2023	700,000	742,000
Murphy Oil Corporation	4.70	12-1-2022	3,125,000	3,070,313
Murphy Oil Corporation	6.88	8-15-2024	1,425,000	1,514,063
Nabors Industries Limited	0.75	1-15-2024	800,000	633,000
Nabors Industries Limited	5.50	1-15-2023	625,000	595,188
Overseas Shipholding Group Incorporated	8.13	3-30-2018	3,975,000	4,064,438
PDC Energy Incorporated 144A	6.13	9-15-2024	950,000	974,938
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	7,320,000	7,743,242
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	6,175,000	6,804,078
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	2,775,000	3,156,563
Rose Rock Midstream LP	5.63	7-15-2022	2,450,000	2,431,625
Rose Rock Midstream LP	5.63	11-15-2023	1,375,000	1,350,509
Sabine Oil & Gas Corporation (a)(i)(s)	7.25	6-15-2019	850,000	0
Sabine Oil & Gas Corporation (a)(i)(s)	7.50	9-15-2020	5,733,000	0
Sabine Pass Liquefaction LLC	5.63	2-1-2021	2,275,000	2,485,772
Sabine Pass Liquefaction LLC	5.63	4-15-2023	2,820,000	3,139,960
Sabine Pass Liquefaction LLC	5.63	3-1-2025	740,000	823,221
Sabine Pass Liquefaction LLC	5.75	5-15-2024	2,300,000	2,585,835
Sabine Pass Liquefaction LLC	5.88	6-30-2026	4,500,000	5,066,213
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,415,000	3,876,005
SemGroup Corporation 144A	6.38	3-15-2025	5,625,000	5,568,750
Southern Star Central Corporation 144A	5.13	7-15-2022	1,508,000	1,541,930
Southwestern Energy Company	4.10	3-15-2022	815,000	759,988
Southwestern Energy Company	6.70	1-23-2025	1,425,000	1,403,183
Summit Midstream Holdings LLC	5.75	4-15-2025	400,000	405,000
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	12,225,000	12,515,344
Tesoro Logistics LP	5.25	1-15-2025	1,150,000	1,230,500
Tesoro Logistics LP	6.13	10-15-2021	350,000	362,688
Tesoro Logistics LP	6.38	5-1-2024	725,000	792,063
Ultra Resources Incorporated 144A	6.88	4-15-2022	1,200,000	1,236,000
Ultra Resources Incorporated 144A	7.13	4-15-2025	925,000	943,269

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Western Gas Partners LP	4.00%	7-1-2022	$300,000	$309,480
Western Gas Partners LP	5.38	6-1-2021	375,000	403,846

				130,175,853

Financials : 10.30%

Banks : 0.12%
CIT Group Incorporated 144A	5.50	2-15-2019	744,000	780,679

Consumer Finance : 4.70%
Ally Financial Incorporated	7.50	9-15-2020	300,000	339,750
Ally Financial Incorporated	8.00	12-31-2018	1,300,000	1,399,125
Ally Financial Incorporated	8.00	3-15-2020	3,016,000	3,423,160
FirstCash Incorporated 144A	5.38	6-1-2024	1,575,000	1,657,688
Navient Corporation	8.00	3-25-2020	2,725,000	3,013,850
Navient Corporation	8.45	6-15-2018	3,110,000	3,266,122
OneMain Financial Group LLC 144A	7.25	12-15-2021	6,900,000	7,262,250
Springleaf Finance Corporation	6.00	6-1-2020	1,375,000	1,450,625
Springleaf Finance Corporation	6.50	9-15-2017	550,000	552,063
Springleaf Finance Corporation	6.90	12-15-2017	6,950,000	7,062,938
Springleaf Finance Corporation	8.25	12-15-2020	75,000	84,188
Springleaf Finance Corporation	8.25	10-1-2023	1,342,000	1,509,750

				31,021,509

Diversified Financial Services : 3.81%
Infinity Acquisition LLC (i)144A	7.25	8-1-2022	1,590,000	1,510,500
Jefferies Finance LLC 144A(z)%%	7.25	8-15-2024	425,000	426,063
LPL Holdings Incorporated 144A	5.75	9-15-2025	16,500,000	17,283,750
NewStar Financial Incorporated	7.25	5-1-2020	4,075,000	4,176,875
Tempo Acquisition LLC 144A	6.75	6-1-2025	1,700,000	1,763,750

				25,160,938

Insurance : 1.67%
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	3,405,000	3,405,000
HUB International Limited 144A	7.88	10-1-2021	6,900,000	7,219,125
USIS Merger Sub Incorporated 144A	6.88	5-1-2025	425,000	439,875

				11,064,000

Health Care : 10.39%

Health Care Equipment & Supplies : 2.08%
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	925,000	950,438
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	325,000	342,875
Hologic Incorporated 144A	5.25	7-15-2022	1,500,000	1,584,375
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	4,000,000	4,230,000
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	2,125,000	2,183,438
Surgery Center Holdings Incorporated 144A	8.88	4-15-2021	4,075,000	4,421,375

				13,712,501

Health Care Providers & Services : 7.23%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	310,000	333,250
Community Health Systems Incorporated	6.25	3-31-2023	1,175,000	1,202,906
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	2,215,000	2,247,782
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	2,925,000	3,020,063
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,000,000	1,062,500
HCA Incorporated	5.88	3-15-2022	750,000	829,500
HCA Incorporated	6.50	2-15-2020	6,525,000	7,128,563
HealthSouth Corporation	5.75	9-15-2025	1,725,000	1,776,750
Mednax Incorporated 144A	5.25	12-1-2023	1,000,000	1,030,000
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	3,675,000	3,978,188
MPT Operating Partnership LP	5.25	8-1-2026	2,050,000	2,142,250
MPT Operating Partnership LP	6.38	2-15-2022	2,025,000	2,090,813

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
MPT Operating Partnership LP	6.38%	3-1-2024	$170,000	$185,300
Select Medical Corporation	6.38	6-1-2021	6,730,000	6,931,900
Tenet Healthcare Corporation 144A	4.63	7-15-2024	2,264,000	2,252,680
Tenet Healthcare Corporation	6.00	10-1-2020	3,325,000	3,561,906
Vizient Incorporated 144A	10.38	3-1-2024	6,885,000	7,960,781

				47,735,132

Health Care Technology : 0.74%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	4,379,000	4,526,791
QuintilesIMS Holdings Incorporated 144A	5.00	10-15-2026	375,000	392,813

				4,919,604

Pharmaceuticals : 0.34%
Endo Finance LLC 144A	5.38	1-15-2023	1,275,000	1,090,125
Endo Finance LLC 144A	5.75	1-15-2022	1,180,000	1,089,730
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	100,000	94,250

				2,274,105

Industrials : 5.30%

Airlines : 0.38%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	2,190,000	2,487,476

Commercial Services & Supplies : 4.21%
Acco Brands Corporation 144A	5.25	12-15-2024	725,000	754,000
Advanced Disposal Services Incorporated 144A(i)	5.63	11-15-2024	5,675,000	5,887,813
Aramark Services Incorporated	5.13	1-15-2024	1,245,000	1,322,302
Covanta Holding Corporation	5.88	3-1-2024	5,393,000	5,258,175
Covanta Holding Corporation	5.88	7-1-2025	1,500,000	1,458,750
Covanta Holding Corporation	6.38	10-1-2022	3,205,000	3,285,125
DAE Funding LLC 144A(z)%%	4.50	8-1-2022	775,000	788,563
DAE Funding LLC 144A(z)%%	5.00	8-1-2024	775,000	791,469
KAR Auction Services Incorporated 144A	5.13	6-1-2025	6,450,000	6,724,125
The ServiceMaster Company LLC 144A	5.13	11-15-2024	1,525,000	1,566,938

				27,837,260

Professional Services : 0.07%
Ascent Capital Group Incorporated	4.00	7-15-2020	600,000	480,000

Trading Companies & Distributors : 0.64%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	3,025,000	3,138,438
International Lease Finance Corporation 144A	7.13	9-1-2018	1,015,000	1,071,607

				4,210,045

Information Technology : 11.83%

Communications Equipment : 0.38%
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	325,000	325,813
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	2,050,000	2,203,750

				2,529,563

Electronic Equipment, Instruments & Components : 2.69%
Jabil Circuit Incorporated	8.25	3-15-2018	13,532,000	14,056,365
Zebra Technologies Corporation	7.25	10-15-2022	3,485,000	3,709,347

				17,765,712

Internet Software & Services : 1.14%
Infor Software Parent LLC	6.50	5-15-2022	875,000	911,094

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value

Internet Software & Services (continued)
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13%	5-1-2021	$1,260,000	$1,304,100
Zayo Group LLC 144A	5.75	1-15-2027	1,950,000	2,067,000
Zayo Group LLC	6.00	4-1-2023	620,000	653,325
Zayo Group LLC	6.38	5-15-2025	2,375,000	2,573,906

				7,509,425

IT Services : 2.41%
Cardtronics Incorporated	5.13	8-1-2022	2,925,000	2,983,500
Cardtronics Incorporated 144A	5.50	5-1-2025	2,075,000	2,137,250
First Data Corporation 144A	5.00	1-15-2024	2,100,000	2,184,000
First Data Corporation 144A	5.38	8-15-2023	525,000	549,281
First Data Corporation 144A	5.75	1-15-2024	2,070,000	2,186,438
First Data Corporation 144A	7.00	12-1-2023	1,675,000	1,806,906
Gartner Incorporated 144A	5.13	4-1-2025	3,850,000	4,071,375

				15,918,750

Semiconductors & Semiconductor Equipment : 0.67%
Micron Technology Incorporated 144A	5.25	8-1-2023	600,000	626,063
Micron Technology Incorporated 144A	5.25	1-15-2024	1,325,000	1,380,899
Micron Technology Incorporated	5.50	2-1-2025	659,000	699,159
Micron Technology Incorporated	5.88	2-15-2022	1,685,000	1,752,400

				4,458,521

Software : 0.52%
CDK Global Incorporated 144A	4.88	6-1-2027	425,000	436,688
CDK Global Incorporated	5.00	10-15-2024	1,050,000	1,113,000
SS&C Technologies Incorporated	5.88	7-15-2023	1,430,000	1,519,375
Symantec Corporation 144A	5.00	4-15-2025	325,000	340,438

				3,409,501

Technology Hardware, Storage & Peripherals : 4.02%
Diamond 1 Finance Corporation 144A	4.42	6-15-2021	250,000	264,165
Diamond 1 Finance Corporation 144A	5.88	6-15-2021	5,125,000	5,374,844
Diamond 1 Finance Corporation 144A	7.13	6-15-2024	8,825,000	9,821,060
NCR Corporation	5.88	12-15-2021	380,000	396,150
NCR Corporation	6.38	12-15-2023	10,038,000	10,715,565

				26,571,784

Materials : 3.06%

Chemicals : 0.18%
Celanese U.S. Holdings LLC	5.88	6-15-2021	440,000	493,097
Valvoline Incorporated 144A	5.50	7-15-2024	625,000	662,500

				1,155,597

Containers & Packaging : 2.88%
Ball Corporation	5.25	7-1-2025	305,000	335,500
Berry Plastics Corporation	5.13	7-15-2023	700,000	729,750
Berry Plastics Corporation	6.00	10-15-2022	350,000	371,875
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	2,910,000	3,411,975
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	1,225,000	1,228,063
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	1,300,000	1,440,563
Owens-Illinois Incorporated 144A	5.38	1-15-2025	925,000	993,219
Owens-Illinois Incorporated 144A	6.38	8-15-2025	6,210,000	7,001,775
Sealed Air Corporation 144A	5.13	12-1-2024	2,350,000	2,511,563
Silgan Holdings Incorporated	5.00	4-1-2020	784,000	793,800
Silgan Holdings Incorporated	5.50	2-1-2022	225,000	230,625

				19,048,708

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining : 0.00%
Indalex Holdings Corporation (a)(i)(s)	11.50%	2-1-2020	$5,985,000	$0

Real Estate : 8.77%

Equity REITs : 8.77%
CoreCivic Incorporated	5.00	10-15-2022	2,175,000	2,267,438
Crown Castle International Corporation	4.88	4-15-2022	760,000	831,413
Crown Castle International Corporation	5.25	1-15-2023	4,385,000	4,898,010
DuPont Fabros Technology Incorporated LP	5.63	6-15-2023	4,875,000	5,205,574
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	7,670,000	7,948,996
Equinix Incorporated	5.38	5-15-2027	675,000	729,844
Equinix Incorporated	5.75	1-1-2025	1,075,000	1,155,625
Equinix Incorporated	5.88	1-15-2026	2,350,000	2,573,250
ESH Hospitality Incorporated 144A	5.25	5-1-2025	7,500,000	7,837,500
Iron Mountain Incorporated 144A	4.38	6-1-2021	2,500,000	2,593,750
Iron Mountain Incorporated 144A	5.38	6-1-2026	2,175,000	2,310,938
Iron Mountain Incorporated 144A	6.00	10-1-2020	600,000	621,000
Iron Mountain Incorporated	6.00	8-15-2023	5,185,000	5,483,138
Sabra Health Care Incorporated	5.38	6-1-2023	2,100,000	2,173,500
Sabra Health Care Incorporated	5.50	2-1-2021	2,285,000	2,372,413
SBA Communications Corporation	4.88	7-15-2022	1,485,000	1,541,994
The Geo Group Incorporated	5.13	4-1-2023	1,305,000	1,318,050
The Geo Group Incorporated	5.88	1-15-2022	2,595,000	2,695,556
The Geo Group Incorporated	5.88	10-15-2024	2,200,000	2,285,250
The Geo Group Incorporated	6.00	4-15-2026	1,085,000	1,129,637

				57,972,876

Telecommunication Services : 5.84%

Diversified Telecommunication Services : 2.44%
Frontier Communications Corporation	8.13	10-1-2018	1,980,000	2,066,625
GCI Incorporated	6.75	6-1-2021	2,625,000	2,707,031
Level 3 Financing Incorporated	5.13	5-1-2023	1,595,000	1,658,800
Level 3 Financing Incorporated	5.25	3-15-2026	1,050,000	1,115,625
Level 3 Financing Incorporated	5.38	8-15-2022	2,545,000	2,614,988
Level 3 Financing Incorporated	5.38	1-15-2024	1,125,000	1,184,063
Level 3 Financing Incorporated	5.38	5-1-2025	1,595,000	1,694,688
Level 3 Financing Incorporated	5.63	2-1-2023	1,275,000	1,329,188
Level 3 Financing Incorporated	6.13	1-15-2021	1,690,000	1,736,475

				16,107,483

Wireless Telecommunication Services : 3.40%
SBA Communications Corporation	4.88	9-1-2024	1,025,000	1,064,719
Sprint Capital Corporation	6.88	11-15-2028	8,600,000	9,374,000
Sprint Capital Corporation	8.75	3-15-2032	1,830,000	2,269,200
Sprint Communications Incorporated	7.00	8-15-2020	380,000	415,150
T-Mobile USA Incorporated	4.00	4-15-2022	1,075,000	1,120,688
T-Mobile USA Incorporated	5.13	4-15-2025	725,000	768,500
T-Mobile USA Incorporated	5.38	4-15-2027	350,000	378,000
T-Mobile USA Incorporated	6.00	3-1-2023	500,000	529,215
T-Mobile USA Incorporated	6.00	4-15-2024	275,000	295,625
T-Mobile USA Incorporated	6.13	1-15-2022	140,000	146,650
T-Mobile USA Incorporated	6.38	3-1-2025	2,800,000	3,013,500
T-Mobile USA Incorporated	6.50	1-15-2024	140,000	150,805
T-Mobile USA Incorporated	6.63	4-1-2023	1,050,000	1,110,375
T-Mobile USA Incorporated	6.84	4-28-2023	1,765,000	1,873,106

				22,509,533

Utilities : 5.29%

Gas Utilities : 0.34%
AmeriGas Partners LP	5.75	5-20-2027	2,250,000	2,272,500

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value

Independent Power & Renewable Electricity Producers : 4.95%
Calpine Corporation 144A	6.00%	1-15-2022	$255,000	$262,969
NSG Holdings LLC 144A	7.75	12-15-2025	8,141,392	8,772,350
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	10,418,000	10,990,990
TerraForm Power Operating LLC 144A	6.38	2-1-2023	9,065,000	9,427,600
TerraForm Power Operating LLC 144A	6.63	6-15-2025	3,050,000	3,248,250

				32,702,159

Total Corporate Bonds and Notes (Cost $714,348,609)				742,622,451

Loans : 5.38%

Consumer Discretionary : 1.94%

Auto Components : 0.52%
Federal-Mogul Corporation ±	4.98	4-15-2021	3,408,159	3,432,289

Hotels, Restaurants & Leisure : 1.42%
CCM Merger Incorporated ±	3.98	8-8-2021	896,311	898,776
Montreign Operating Company ±	9.48	12-7-2022	8,425,000	8,511,862

				9,410,638

Energy : 0.55%

Energy Equipment & Services : 0.12%
Hummel Station LLC ±	7.23	10-27-2022	893,917	822,404

Oil, Gas & Consumable Fuels : 0.43%
Chesapeake Energy Corporation ±	8.69	8-23-2021	725,000	777,744
Ultra Resources Incorporated ±	4.22	4-12-2024	2,025,000	2,032,594

				2,810,338

Financials : 0.15%

Diversified Financial Services : 0.15%
American Beacon Advisors Incorporated ±	10.06	3-3-2023	1,010,000	1,010,000

Health Care : 0.04%

Health Care Providers & Services : 0.04%
Press Ganey Holdings Incorporated ±	8.48	10-21-2024	250,000	255,313

Industrials : 0.42%

Commercial Services & Supplies : 0.42%
Advantage Sales & Marketing LLC ±	7.80	7-25-2022	2,025,000	1,913,625
WASH Multifamily Laundry Systems LLC ±	4.48	5-14-2022	567,085	567,085
WASH Multifamily Laundry Systems LLC ±	4.48	5-14-2022	99,313	99,313
WASH Multifamily Laundry Systems LLC ±	8.23	5-12-2023	29,808	29,510
WASH Multifamily Laundry Systems LLC (i)±	8.23	5-14-2023	170,192	168,490

				2,778,023

Information Technology : 1.20%

Internet Software & Services : 1.20%
Ancestry.com Incorporated ±	4.48	10-19-2023	4,900,500	4,938,773
Ancestry.com Incorporated ±	9.48	10-19-2024	2,970,000	3,029,400

				7,968,173

Real Estate : 0.21%

Real Estate Management & Development : 0.21%
Capital Automotive LP ±	7.24	3-24-2025	1,340,000	1,360,944

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services : 0.73%

Diversified Telecommunication Services : 0.73%
Frontier Communications Corporation ±	4.98%	6-15-2024	$5,000,000	$4,797,900

Utilities : 0.14%

Independent Power & Renewable Electricity Producers : 0.14%
Vistra Energy Corporation ±	4.48	12-14-2023	920,375	927,066

Total Loans (Cost $35,394,062)				35,573,088

		Expiration date	Shares

Rights : 0.09%

Utilities : 0.09%

Independent Power & Renewable Electricity Producers : 0.09%
Vistra Energy Corporation (i)†		12-14-2023	559,650	559,650

Total Rights (Cost $615,615)				559,650

		Maturity date	Principal

Yankee Corporate Bonds and Notes : 11.69%

Energy : 2.90%

Energy Equipment & Services : 0.71%
Ensco plc	5.75	10-1-2044	$6,902,000	4,607,085
Trinidad Drilling Limited 144A	6.63	2-15-2025	100,000	94,250

				4,701,335

Oil, Gas & Consumable Fuels : 2.19%
Baytex Energy Corporation 144A	5.13	6-1-2021	3,600,000	3,285,000
Baytex Energy Corporation 144A	5.63	6-1-2024	1,759,000	1,539,125
Griffin Coal Mining Company Limited (a)(i)144A(s)	9.50	12-1-2016	2,119,383	8,478
Griffin Coal Mining Company Limited (a)(i)(s)	9.50	12-1-2016	290,088	1,160
Teekay Corporation	8.50	1-15-2020	9,583,000	9,630,915

				14,464,678

Financials : 0.54%

Banks : 0.54%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	2,775,000	2,865,188
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	700,000	722,750
Preferred Term Securities XII Limited (a)(i)(s)	0.00	12-24-2033	1,540,000	0

				3,587,938

Health Care : 3.12%

Pharmaceuticals : 3.12%
Endo Finance LLC 144A	5.88	10-15-2024	400,000	414,000
Valeant Pharmaceuticals International Incorporated 144A	5.50	3-1-2023	3,825,000	3,260,813
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	1,178,000	1,066,090
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	3,600,000	3,096,000
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	7,880,000	6,707,850
Valeant Pharmaceuticals International Incorporated 144A	6.38	10-15-2020	2,375,000	2,309,688
Valeant Pharmaceuticals International Incorporated 144A	6.50	3-15-2022	525,000	553,875
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2021	700,000	661,500
Valeant Pharmaceuticals International Incorporated 144A	7.00	3-15-2024	950,000	1,011,750
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	1,541,000	1,496,696

				20,578,262

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Income Opportunities Fund

Security name		Interest rate	Maturity date	Principal	Value

Industrials : 1.77%

Building Products : 0.05%
Allegion plc		5.88%	9-15-2023	$340,000	$366,489

Commercial Services & Supplies : 1.46%
GFL Environmental Incorporated 144A		5.63	5-1-2022	925,000	955,063
GFL Environmental Incorporated 144A		9.88	2-1-2021	1,050,000	1,136,625
Ritchie Brothers Auctioneers Incorporated 144A		5.38	1-15-2025	7,175,000	7,527,580

					9,619,268

Machinery : 0.08%
Sensata Technologies BV 144A		5.00	10-1-2025	485,000	510,463

Professional Services : 0.18%
IHS Markit Limited 144A		4.75	2-15-2025	1,150,000	1,210,375

Materials : 0.90%

Containers & Packaging : 0.77%
Ardagh Packaging Finance plc 144A		4.25	9-15-2022	600,000	616,500
Ardagh Packaging Finance plc 144A		6.00	2-15-2025	2,950,000	3,150,954
Ardagh Packaging Finance plc 144A		7.25	5-15-2024	1,175,000	1,296,906

					5,064,360

Metals & Mining : 0.13%
ArcelorMittal SA		6.13	6-1-2025	450,000	513,563
Novelis Corporation 144A		6.25	8-15-2024	325,000	347,750

					861,313

Telecommunication Services : 2.46%

Diversified Telecommunication Services : 2.46%
Intelsat Jackson Holdings SA		5.50	8-1-2023	11,740,000	10,125,750
Intelsat Luxembourg SA		7.75	6-1-2021	4,975,000	3,184,000
Intelsat Luxembourg SA		8.13	6-1-2023	3,750,000	2,321,222
Virgin Media Finance plc 144A		6.38	4-15-2023	605,000	635,250

					16,266,222

Total Yankee Corporate Bonds and Notes (Cost $81,778,553)					77,230,703

		Yield		Shares

Short-Term Investments : 3.76%

Investment Companies : 3.76%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.89		24,808,767	24,808,767

Total Short-Term Investments (Cost $24,808,767)					24,808,767

Total investments in securities (Cost $870,257,162)*	133.78%				883,913,280
Other assets and liabilities, net	(33.78)				(223,181,933)

Total net assets	100.00%				$660,731,347

†	Non-income-earning security
(i)	Illiquid security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2017 (unaudited)

%%	The security is issued on a when-issued basis.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $875,577,795 and unrealized gains (losses) consists of:

Gross unrealized gains	$43,219,468
Gross unrealized losses	(34,883,983)

Net unrealized gains	$8,335,485

Abbreviations:

LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo Income Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Energy	$0	$407,188	$0	$407,188
Materials	631	0	0	631
Utilities	2,710,802	0	0	2,710,802
Corporate bonds and notes	0	742,622,451	0	742,622,451
Loans	0	32,620,973	2,952,115	35,573,088
Rights
Utilities	0	559,650	0	559,650
Yankee corporate bonds and notes	0	77,221,065	9,638	77,230,703
Short-term investments
Investment companies	24,808,767	0	0	24,808,767

Total assets	$27,520,200	$853,431,327	$2,961,753	$883,913,280

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2017, the Fund did not have any transfers between Level 1 and Level 2. Bank loans with a market value of $8,511,862 were transferred from Level 3 to Level 2 due to an increase in the number of market contributors.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Income Opportunities Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Income Opportunities Fund

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Income Opportunities Fund

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	September 25, 2017

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	September 25, 2017